Wireless Device Payment Plans - Schedule of Device Payment Plan Receivables, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 19,493	$ 19,313
Unamortized imputed interest	(454)	(546)
Device payment plan agreement receivables, net of unamortized imputed interest	19,039	18,767
Allowance for credit losses	(472)	(597)	$ (848)
Device payment plan agreement receivables, net	18,567	18,170
Account receivable, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	13,045	12,624
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	$ 5,522	$ 5,546